Money Market Fund
                                  ANNUAL REPORT
                                  June 30, 1998

                      THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 1998

ASSETS:
   Investments in U.S. Money Market Portfolio
      (the "Portfolio"), at value (Note 1) ....................   $ 938,136,867
                                                                  -------------
        Total Assets ..........................................     938,136,867
                                                                  -------------
LIABILITIES:
   Payables for:
      Shareholder services/eligible institution fees (Note 2) .         176,763
      Administrative fee (Note 2) .............................          58,921
      Accrued expenses and other liabilities ..................         110,757

                                                                  -------------
        Total Liabilities .....................................         346,441
                                                                  -------------
NET ASSETS, for 937,790,426 shares of beneficial
  interest outstanding ........................................   $ 937,790,426
                                                                  =============
Net Assets Consist of:
   Paid-in capital ............................................   $ 937,790,426
                                                                  =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE ..................   $        1.00
                                                                  =============

                             STATEMENT OF OPERATIONS
                        For the year ended June 30, 1998

INVESTMENT INCOME (Note 1):
      Interest income allocated from Portfolio ................   $  55,119,874
      Expenses allocated from Portfolio .......................      (2,215,265)
                                                                  -------------
        Total Investment Income ...............................      52,904,609
                                                                  -------------
EXPENSES:
      Shareholder services/eligible institution
        fees (Note 2) .........................................       2,194,602
      Administrative fee (Note 2) .............................         731,534
      Trustees' fees and expenses (Note 2) ....................          41,210
      Miscellaneous expenses ..................................         134,357
                                                                  -------------
        Total Expenses ........................................       3,101,703
                                                                  -------------
NET INVESTMENT INCOME .........................................   $  49,802,906
                                                                  =============

                       See Notes to Financial Statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                              For the years ended June 30,
                                                          ---------------------------------
                                                                1998             1997
                                                         ---------------    ---------------
INCREASE IN NET ASSETS:
From Investment Activities:
   Net investment income .............................   $    49,802,906    $    42,029,455
   Total declared as dividends to shareholders .......       (49,802,906)       (42,029,455)
                                                         ---------------    ---------------
From Share (Principal) Transactions at Net Asset Value
   of $1.00 per share:
   Shares sold .......................................     5,146,534,637      5,203,199,529
   Shares issued in reinvestment of dividends ........        24,224,199         20,839,182
   Shares repurchased ................................    (5,150,504,559)    (5,070,474,737)
                                                         ---------------    ---------------
      Net increase in net assets resulting from share
        transactions .................................        20,254,277        153,563,974
NET ASSETS:
   Beginning of year .................................       917,536,149        763,972,175
                                                         ---------------    ---------------
   End of year .......................................   $   937,790,426    $   917,536,149
                                                         ===============    ===============

                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each year

                                                                  For the years ended June 30,
                                                     ----------------------------------------------------
                                                      1998       1997        1996        1995       1994
                                                      ----       ----        ----        ----       ----
Net asset value, beginning of year ..............    $1.00       $1.00       $1.00      $1.00       $1.00
Income from investment operations:
  Net investment income..........................     0.05        0.05        0.05       0.05        0.03
Dividends to shareholders from net
   investment income ............................    (0.05)      (0.05)      (0.05)     (0.05)      (0.03)
                                                     -----       -----       -----      -----       -----
Net asset value, end of year ....................    $1.00       $1.00       $1.00      $1.00       $1.00
                                                     =====       =====       =====      =====       =====
Total return (1) ................................     5.22%       5.07%       5.33%      4.92%       2.94%
Ratios/Supplemental Data (2):
  Net assets, end of period (000's omitted)...... $937,790    $917,536    $763,972   $624,847    $556,982
  Ratio of expenses to average net assets (1) ...     0.55%       0.55%       0.55%      0.55%       0.55%
  Ratio of net investment income to average
     net assets .................................     5.11%       4.96%       5.14%      4.86%       2.88%

-----------
(1) Had the expense reimbursement agreement, which commenced July 1, 1993, not been in place, the ratio of expenses to average net assets for the years ended June 30, 1997, 1996, 1995 and 1994, would have been 0.55%, 0.56%,
     0.56% and 0.55%, respectively. For the same periods, the total return of the Fund would have been 5.07%, 5.32%, 4.90% and 2.94%, respectively. The expense reimbursement agreement was terminated on July 1, 1997.

(2) Ratios include the Fund's share of Portfolio income and expenses, as appropriate.

                       See Notes to Financial Statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Accounting Policies. The 59 Wall Street Money Market Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1993. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At June 30, 1998, there were three series of the Trust.

      The Fund  invests all of its  investable  assets in the U.S.  Money Market
Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income. The Fund earns interest income daily, net of Portfolio expenses, based on its investment in the Portfolio. Realized gain and loss, if any, from investment transactions are determined by the Portfolio on the basis of identified cost, when recognized, and allocated to the Fund, along with net investment income, based on its investment in the Portfolio. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.
      Accordingly, no Federal income or excise tax provision is required.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      2. Transactions with Affiliates.

      Administrative Fee. The Trust has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended June 30, 1998, the Fund incurred $731,534 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee calculated monthly at an annual rate equivalent to 0.225% of the Fund's average daily net assets. For the year ended June 30, 1998, the Fund incurred $2,194,602 for shareholder servicing/eligible institution services.

                      THE 59 WALL STREET MONEY MARKET FUND

      Trustees' Fees and Expenses. Each Trustee of the Fund receives an annual retainer paid by the Fund. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the year ended June 30, 1998, the Fund incurred $41,210 for such expenses.

      3. Investment Transactions. Investment transactions of the Portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
The 59 Wall Street Money Market Fund (a series of The 59 Wall Street Trust):

      We have audited the accompanying statement of assets and liabilities of The 59 Wall Street Money Market Fund (a series of The 59 Wall Street Trust) as of June 30, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 1998 and 1997, and the financial highlights for each of the years in the five-year period ended June 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The 59 Wall Street Money Market Fund at June 30, 1998, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP


Boston, Massachusetts

August 7, 1998

                           U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                  June 30, 1998
                           (expressed in U.S. dollars)

                                                                                Annualized
                                                                                 Yield on
   Principal                                                         Maturity     Date of         Value
    Amount                                                             Date      Purchase        (Note 1)
 ------------                                                         -------   ----------     -------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS (28.8%)
$   50,000,000   Federal Home Loan Banks*.........................    12/03/98     5.452%      $ 49,979,629
    20,000,000   Federal National Mortgage Association*...........    06/02/99     5.261         19,966,877
   100,000,000   Federal National Mortgage Association*...........    06/24/99     5.501         99,971,556
    25,000,000   Federal National Mortgage Association*...........    09/22/99     5.261         24,943,490
    50,250,000   Student Loan Marketing Association*..............    01/13/99     5.341         50,228,996
    25,000,000   Student Loan Marketing Association*..............    02/04/00     5.576         25,008,410
                                                                                               ------------
                    Total U.S. Government Agency Obligations .....                             $270,098,958
                                                                                               ------------
                CERTIFICATES OF  DEPOSIT (31.2%)
$   45,000,000   Bankers Trust Co. Institutional New York Branch..    03/19/99     5.650%      $ 44,974,908
    46,000,000   Barclays Bank - London Branch....................    09/21/98     5.570         46,001,033
    45,000,000   Canadian Imperial Bank of Commerce -
                   New York Branch................................    09/04/98     5.580         45,000,801
    27,000,000   Credit Agricole Indosuez - New York Branch.......    12/09/98     6.000         27,000,000
    40,000,000   Swiss Bank - New York Branch.....................    11/20/98     5.880         39,998,511
    45,000,000   Toronto Dominion - New York Branch...............    06/25/99     5.670         44,977,870
    45,000,000   Westdeutsche Landesbank - New York Branch........    07/09/98     5.530         45,000,000
                                                                                               ------------
                    Total Certificates of Deposit  ...............                             $292,953,123
                                                                                               ------------
                COMMERCIAL PAPER (37.3%)
$   45,000,000   American Express Credit Corp.....................    07/02/98     5.400%      $ 44,993,250
    40,000,000   American General Finance Corp....................    07/07/98     5.650         39,962,333
    45,000,000   Associates Corp of North America.................    07/02/98     5.450         44,993,187
    45,000,000   DuPont EI DeNemours & Co.........................    07/20/98     5.490         44,869,613
    40,000,000   Ford Motor Credit Corp...........................    07/07/98     5.650         39,962,333
    45,000,000   General Electric Capital Corp....................    07/06/98     5.560         44,965,250
    45,000,000   Prudential Funding Corp..........................    07/20/98     5.530         44,868,663
    45,000,000   Shell Oil Co.....................................    07/20/98     5.480         44,869,850
                                                                                               ------------
                    Total Commercial Paper .......................                             $349,484,479
                                                                                               ------------
                 Repurchase Agreements (2.2%)
$   20,770,170   Bankers Trust Repo
                   (Agreement dated  6/30/98 collateralized by
                     $20,976,000 U.S. Treasury Notes 5.625%,
                     due 5/15/01; $ 20,773,199 to be received
                     upon maturity)...............................    07/01/98     5.250%      $ 20,770,170
                                                                                               ------------
                 Total Repurchase Agreements .....................                             $ 20,770,170
                                                                                               ------------

TOTAL INVESTMENTS, AT AMORTIZED COST .........................................      99.5%      $933,306,730
OTHER ASSETS IN EXCESS OF LIABILITIES ........................................       0.5          4,830,238
                                                                                   ------      ------------
NET ASSETS  ..................................................................     100.0%      $938,136,968
                                                                                   ======      ============

-----------
* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date). The yield shown represents the June 30, 1998 coupon rate.

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 1998
                           (expressed in U.S. dollars)

ASSETS:
   Investments, at amortized cost and value (Note 1) ............   $933,306,730
   Interest receivable ..........................................      5,162,252
   Deferred organization expenses (Note 1) ......................         22,757
                                                                    ------------
        Total Assets ............................................    938,491,739
                                                                    ------------
LIABILITIES:
   Payables for:
     Investment advisory fee (Note 2) ...........................        118,147
     Custodian fee ..............................................         58,308
     Professional fees ..........................................         31,500
     Administrative fee (Note 2) ................................         27,567
     Accrued expenses and other liabilities .....................        119,249
                                                                    ------------
        Total Liabilities .......................................        354,771
                                                                    ------------

NET ASSETS ......................................................   $938,136,968
                                                                    ============
Net Assets Consist of:
   Paid-in capital ..............................................   $938,136,968
                                                                    ============

                             STATEMENT OF OPERATIONS
                        For the year ended June 30, 1998
                           (expressed in U.S. dollars)

NET INVESTMENT INCOME:
   Income:
      Interest ..................................................   $ 55,119,874
                                                                    ------------
   Expenses:
      Investment advisory fee (Note 2) ..........................      1,466,761
      Administrative fee (Note 2) ...............................        342,244
      Custodian fee .............................................        216,153
      Trustees' fees and expenses (Note 2) ......................         46,828
      Professional fees .........................................         32,616
      Amortization of organization expenses (Note 1) ............         17,060
      Miscellaneous expenses ....................................         93,603
                                                                    ------------
        Total Expenses ..........................................      2,215,265
                                                                    ------------
NET INVESTMENT INCOME ...........................................   $ 52,904,609
                                                                    ============

                       See Notes to Financial Statemetns.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                              For the years ended June 30,
                                                          ----------------------------------
                                                                1998             1997
                                                          ---------------    ---------------
INCREASE IN NET ASSETS:
From Investment Activities:
    Net investment income .............................   $    52,904,609    $    44,694,458
                                                          ---------------    ---------------
Capital Transactions:
    Proceeds from contributions .......................       995,407,528      1,158,622,696
    Value of withdrawals ..............................    (1,028,078,808)    (1,049,890,137)
                                                          ---------------    ---------------
        Net increase (decrease) in net assets resulting
            from capital transactions .................       (32,671,280)       108,732,559
                                                          ---------------    ---------------
    Net increase in net assets ........................        20,233,329        153,427,017

NET ASSETS:
    Beginning of year .................................       917,903,639        764,476,622
                                                          ---------------    ---------------
    End of year .......................................   $   938,136,968    $   917,903,639
                                                          ===============    ===============

                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                                                                         For the period
                                                                                        October 31, 1994
                                                   For the years ended June 30,        (commencement of
                                             ------------------------------------        operations) to
                                               1998           1997         1996          June 30, 1995
                                             ---------      --------     --------       ----------------
Ratios/Supplemental Data:
    Net assets, end of year
        (000's omitted)....................  $938,137       $917,904      $764,477        $625,111
    Ratio of expenses to average
        net assets.........................      0.23%          0.24%         0.24%           0.25%(1)
    Ratio of net investment income to
        average net assets.................      5.41%          5.26%         5.45%           5.62%(1)

---------
(1) Annualized.

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

      1. Organization and Accounting Policies. The U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for Federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At June 30, 1998, the cost of investments for Federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

            D. Repurchase Agreements. The Portfolio at all times maintains possession of securities collateralizing repurchase agreements. Additionally, the Portfolio monitors the value of such securities, including accrued interest, to ensure the collateral at least equals 100% of the value of the repurchase agreement.

            E.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five year period.

            F. Other. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Portfolio's average daily net assets. For the year ended June 30, 1998, the Portfolio incurred $1,466,761 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Ltd. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which with Signature Financial

                           U.S. MONEY MARKET PORTFOLIO

                           (expressed in U.S. dollars)

Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended June 30, 1998, the Portfolio incurred $342,244 for administrative services.

      Trustees' Fees. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the year ended June 30, 1998, the Portfolio incurred $46,828 for Trustees' fees and expenses.

      3. Investment Transactions. Purchases, and maturities and sales, of money market instruments, excluding securities subject to repurchase agreements, aggregated $7,996,959,391 and $7,295,013,587, respectively, for the year ended June 30, 1998.

                          INDEPENDENT AUDITORS' REPORT


Trustees and Investors
U.S. Money Market Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Money Market Portfolio as of June 30, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 1998 and 1997, and the financial highlights for each of the years in the four-year period ended June 30, 1998. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Money Market Portfolio at June 30, 1998, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche


Grand Cayman, Cayman Islands
August 7, 1998

The 59 Wall Street Trust

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759




This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Money Market Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.